GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Changes in Goodwill
	December 31,
	2012	2011

Goodwill, beginning of year	$13,011	$6,133
Revaluation (foreign currency exchange differences)	83	(63)
Acquisition of RepliWeb	-	6,941

Goodwill, end of year	$13,094	$13,011

Schedule of Other Intangible Assets
	December 31,
	2012	2011
Original amount:
Software development costs	$22,272	$22,272
Core technology	2,166	2,166
Customers relationship	1,035	1,035

	25,473	25,473
Accumulated amortization:
Software development costs	22,272	22,112
Core technology	779	220
Customers relationship	552	287

	23,603	22,619
Other Intangible assets ,net:
Software development costs	-	160
Core technology	1,387	1,946
Customers relationship	483	748

	$1,870	$2,854

Schedule of Other Intangible Assets Future Amortization Expense
December 31

2013	746
2014	617
2015	362
2016	145

$1,870